Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Finance Income (Expense) [Line Item]
Interest income	$ 17,639	$ 17,587	$ 31,329
Foreign exchange income	1,144	8,015	5,975
Other financial income	9,297	10,095	14,585
Financial income	28,080	35,697	51,889
Interest expense	125,533	99,018	92,687
Net foreign exchange gain loss	112,465	(33,037)	(43,365)
Changes in liability for Brazil concessions (Note 23)	(109,103)	(69,737)	(88,488)
Other financial loss	(9,100)	(13,704)	(8,981)
Financial loss	(131,271)	(215,496)	(233,521)
Inflation adjustment	6,691	(26,532)	(25,391)
Financial results, net	96,500	206,331	207,023
Gains from other financial assets	4,990	4,690	$ 13,152
Gains from derivative financial instruments at fair value	144	1,455
Debt renegotiations premiums paid	193	$ 4,690
Puerta del Sur S.A.
Disclosure of Finance Income (Expense) [Line Item]
Additional amount paid on prepayment of Negotiable obligations	$ 348